FAIR VALUE (Details 1) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	$ 30,775	$ 6,118
Financial assets at fair value through profit (loss)	15,039	0
Financial assets at fair value through other comprehensive income	10,112	7,173
Total financial assets	55,926	13,291
Financial liabilities at amortized cost	2,013	1,398
Financial liabilities at fair value through profit (loss)	17,670	0
Financial liabilities at fair value through other comprehensive income	0	0
Total financial liabilities	19,683	1,398
Accounts Payable and Accrued Liabilities
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost	2,013	1,398
Financial liabilities at fair value through profit (loss)	0	0
Financial liabilities at fair value through other comprehensive income	0	0
Total financial liabilities	2,013	1,398
Option - PC Gold
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	0
Financial assets at fair value through profit (loss)	4,410
Financial assets at fair value through other comprehensive income	0
Total financial assets	0
Financial liabilities at amortized cost	0	0
Financial liabilities at fair value through profit (loss)	4,410	0
Financial liabilities at fair value through other comprehensive income	0	0
Total financial liabilities	4,410	0
Silver Stream Derivative Liability
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	0
Financial assets at fair value through profit (loss)	13,260
Financial assets at fair value through other comprehensive income	0
Total financial assets	0
Financial liabilities at amortized cost	0	0
Financial liabilities at fair value through profit (loss)	13,260	0
Financial liabilities at fair value through other comprehensive income	0	0
Total financial liabilities	13,260	0
Cash and Cash Equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	28,901	5,902
Financial assets at fair value through profit (loss)	0	0
Financial assets at fair value through other comprehensive income	0	0
Total financial assets	28,901	5,902
Current Accounts and Other Receivables
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	1,753	97
Financial assets at fair value through profit (loss)	0	0
Financial assets at fair value through other comprehensive income	0	0
Total financial assets	1,753	97
Investments
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit (loss)	15,039	0
Financial assets at fair value through other comprehensive income	3,386	1,775
Total financial assets	18,425	1,775
Mineral Property Investments
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit (loss)	0	0
Financial assets at fair value through other comprehensive income	6,726	5,398
Total financial assets	6,726	5,398
Reclamation Deposit
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	121	119
Financial assets at fair value through profit (loss)	0	0
Financial assets at fair value through other comprehensive income	0	0
Total financial assets	$ 121	$ 119